Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Cash, FDIC insured amount	$ 928,000	$ 178,485
Foreign Bank Accounts [Member]
Cash, FDIC insured amount	$ 113,000